PACIFIC CAPITAL FUNDS
SMALL CAP FUND
Supplement dated June 8, 2009
to the Prospectuses
dated November 28, 2008
Effective June 8, 2009, Mammen Chally will replace David Elliott as portfolio manager of the portion of the Small Cap Fund managed by Wellington Management Company, LLP (“Wellington Management”) and James Rullo will replace Mammen Chally as back-up portfolio manager.
Mr. Chally, CFA, Vice President and Equity Portfolio Manager, works in Wellington Management’s Quantitative Investment Group as a member of the portfolio management team for the firm’s intersection and quantitative portfolios and manages portfolios focusing on US equities. Mr. Chally joined Wellington Management in 1994 and has been an investment professional since 1996.
Mr. Rullo, CFA, Senior Vice President, Partner and Director of Wellington Management’s Quantitative Investment Group, is responsible for quantitative portfolio management and research, and equity derivative portfolio management and strategy. He and his group manage portfolios in a wide range of styles including global, sector-specific, and small, medium, and large cap US equity, growth and value, and long-short. Mr. Rullo joined Wellington Management in 1994 and has been an investment professional since 1987.
Please retain this supplement for future reference

PACIFIC CAPITAL FUNDS
SMALL CAP FUND
Supplement dated June 8, 2009
to the Statement of Additional Information
dated November 28, 2008
Effective June 8, 2009, Mammen Chally, CFA, Vice President and Equity Portfolio Manager, will replace David Elliott as portfolio manager of the portion of the Small Cap Fund managed by Wellington Management. James Rullo CFA, Senior Vice President, Partner and Director of Wellington Management’s Quantitative Investment Group, will replace Mammen Chally in providing back-up portfolio management and analysis services for the portion of the Small Cap Fund managed by Wellington Management. The information below is provided as of March 31, 2009.
Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mammen Chally	7	$2,029,766,438	10	$507,432,670	8	$1,791,743,920
James Rullo	7	$1,621,290,574	11	$669,819,666	13	$2,504,857,877
Other Accounts Managed — Of Total listed above, those for which the advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mammen Chally	None	$0	None	$0	1	$85,943,788
James Rullo	None	$0	None	$0	1	$85,943,788
Ownership of Fund Shares

Portfolio Manager	Dollar Range Fund
Mammen Chally	None
James Rullo	None
Please retain this supplement for future reference